Distribution, Administrative and Selling Expenses - Schedule of Administrative and Selling Expenses (Details) - Administrative and Selling Expenses [Member] - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Administrative and Selling Expenses [Line Items]
Employee benefits (Note 30)		$ 1,687,211	$ 1,680,016	$ 1,577,911
Depreciation and amortization		595,003	554,771	505,068
Taxes other than income tax		406,374	355,937	343,794
Fuels and power		273,340	263,180	251,046
Repairs and maintenance		266,278	239,911	242,659
Advertising		163,643	158,591	165,589
Commissions on debit and credit cards		159,461	156,798	139,288
Security services		117,385	113,538	104,796
Services		112,795	107,188	110,614
Cleaning services		89,918	87,412	74,898
Professional fees		86,687	96,204	100,002
Leases		63,162	62,666	61,234
Transport		57,922	44,149	44,904
Administration of trade premises		54,648	49,710	43,382
Packaging and marking materials		52,659	57,611	55,874
Outsourced employees		50,959	43,767	55,336
Insurance		46,196	51,947	48,036
Credit loss expense	[1]	40,953	25,208	34,812
Commissions		13,588	16,394	13,588
Other provision expenses		11,262	9,125	6,743
Cleaning and cafeteria		10,253	10,850	10,686
Other commissions		9,997	9,505	10,557
Legal expenses		8,420	8,964	10,514
Stationery, supplies and forms		7,798	6,529	5,738
Travel expenses		7,725	17,139	18,922
Expenses for provisions for legal proceedings		6,151	5,762	8,739
Ground transportation		3,979	4,529	4,240
Seguros Éxito collaboration agreement		1,824	6,537
Éxito Media collaboration agreement		1,753
Autos Éxito collaboration agreement			817	1,847
Other		275,789	238,238	181,070
Total distribution, administrative and selling expenses		4,683,133	4,482,993	4,231,887
Distribution expenses		2,637,171	2,428,475	2,253,239
Administrative and selling expenses		358,751	374,502	400,737
Employee benefit expenses		$ 1,687,211	$ 1,680,016	$ 1,577,911

[1]	This amount includes the following items: